Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
	December 31,
	2020	2019
	US$’000	US$’000

Office premises*	673	1,866
Leasehold improvements	157	155
Furniture, fixtures and office equipment	557	511
Motor vehicles	175	173
Testing equipment	37	37

	1,599	2,742

Less: Accumulated depreciation	(1,340)	(2,042)

	259	700

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2020 is approximately US$92,000 (2019: US$96,000).

Depreciation charge
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000

Depreciation charge	49	69	60

ZHEJIANG TIANLAN
Property, plant and equipment
	December 31,
	2020	2019
	RMB’000	RMB’000

Building and leasehold improvements	167,874	167,874
Furniture, fixtures and office equipment	3,658	3,543
Motor vehicles	4,808	4,808
Plant and machineries	9,399	8,937

Total	185,739	185,162

Less: Accumulated depreciation and amortization	(70,241)	(63,881)
Accumulated impairment losses	(36,241)	(33,500)

Total	(106,482)	(97,381)

Net	79,257	87,781

Depreciation charge
	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,359	6,556	11,755